Business Acquisitions - Schedule of Preliminary Allocation of Purchase Consideration (Details) CAD in Millions, $ in Billions	Oct. 14, 2016 CAD	Oct. 14, 2016 USD ($)	Jun. 30, 2017 CAD	Dec. 31, 2016 CAD	Oct. 31, 2016	Jun. 30, 2016 CAD
Fair value assigned to net assets:
Goodwill			CAD 11,991	CAD 12,364		CAD 4,018
ITC
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Controlling ownership interest (percent)	80.10%				80.10%
Noncontrolling ownership (percent)	19.90%				19.90%
ITC
Business Combination, Consideration Transferred [Abstract]
Share consideration	CAD 4,684	$ 3.5
Cash consideration	4,658	3.5
Total consideration	9,342	$ 7.0
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Purchase consideration for 80.1% of ITC common shares	7,721
19.9% minority shareholder investment and shareholder note	1,621
Total consideration	9,342
Fair value assigned to net assets:
Current assets	319
Long-term regulatory assets	319
Capital assets, net	8,345
Intangible assets, net	392
Other long-term assets	71
Current liabilities	(625)
Assumed short-term borrowings	(311)
Assumed long-term debt (including current portion)	(5,989)
Long-term regulatory liabilities	(327)
Deferred income taxes	(926)
Other long-term liabilities	(166)
Fair value of net assets acquired, excluding cash and cash equivalents	1,102
Cash and cash equivalents	134
Fair value of net assets acquired	1,236
Goodwill	CAD 8,106